STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—5.7%
AmeriCredit Automobile Receivables Trust:
Series 2018-1, Cl. A2A, 2.71%, 7/19/21	$513,620	$ 513,646
Series 2018-2, Cl. A2A, 2.86%, 11/18/21	919,684	920,594
Series 2018-3, Cl. A2A, 3.11%, 1/18/22	999,243	1,001,258
Capital Auto Receivables Asset Trust, Series 2018-2, Cl. A2,
3.02%, 2/22/21[1]	1,500,000	1,502,372
CarMax Auto Owner Trust, Series 2018-2, Cl. A2, 2.73%,
8/16/21	1,539,353	1,540,221
Drive Auto Receivables Trust 2019-2, Cl. A2A, 2.93%, 3/15/22	500,000	500,428
Ford Credit Auto Lease Trust, Series 2018-A, Cl. A2A, 2.71%,
12/15/20	1,389,186	1,389,444
GM Financial Automobile Leasing Trust 2019-2, Cl. A2A,
2.67%, 6/21/21[2]	2,000,000	1,999,861
Mercedes-Benz Auto Lease Trust, Series 2019-A, Cl. A2,
3.01%, 2/16/21	1,000,000	1,002,092
Nissan Auto Lease Trust, Series 2018-A, Cl. A2A, 3.03%,
2/16/21	2,150,000	2,153,598
Toyota Auto Receivables Owner Trust, Series 2018-D, Cl. A2,
2.98%, 8/15/21	1,750,000	1,754,652
World Omni Auto Receivables Trust, Series 2018-B, Cl. A2,
2.57%, 7/15/21	968,445	968,286
World Omni Automobile Lease Securitization Trust, Series
2018-A, Cl. A2, 2.59%, 11/16/20	1,432,723	1,432,248
Total Asset-Backed Securities (Cost $16,661,275)		16,678,700

Corporate Bonds and Notes—44.6%
Consumer Discretionary—5.1%
Automobiles—4.2%
American Honda Finance Corp. :
2.838% [US0003M+15] Sr. Unsec. Nts. , 11/13/19[3]	1,000,000	1,000,778
3.875% Sr. Unsec. Nts. , 9/21/20[1]	1,000,000	1,016,388
BMW US Capital LLC:
3.014% [US0003M+41] Sr. Unsec. Nts. , 4/12/21[1,3]	2,000,000	2,004,152
3.063% [US0003M+37] Sr. Unsec. Nts. , 8/14/20[1,3]	1,000,000	1,002,965
3.10% Sr. Unsec. Nts. , 4/12/21[1]	500,000	503,992
3.25% Sr. Unsec. Nts. , 8/14/20[1]	1,000,000	1,006,233
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts. , 5/5/20[1]	1,000,000	992,830
3.10% Sr. Unsec. Nts. , 5/4/20[1]	1,000,000	1,002,640
3.288% [US0003M+55] Sr. Unsec. Nts. , 5/4/21[1,3]	1,900,000	1,901,378
Toyota Motor Corp. , 3.183% Sr. Unsec. Nts. , 7/20/21	2,000,000	2,027,700
		12,459,056

Media—0.9%
Omnicom Group, Inc. / Omnicom Capital, Inc. , 4.45% Sr.
Unsec. Nts. , 8/15/20	2,500,000	2,553,782

1 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Staples—1.7%
Beverages—0.9%
Diageo Capital plc:
2.923% [US0003M+24] Sr. Unsec. Nts. , 5/18/20[3]	$1,500,000	$ 1,501,440
3.00% Sr. Unsec. Nts. , 5/18/20	1,000,000	1,004,074
		2,505,514

Food Products—0.8%
Mondelez International, Inc. , 3.00% Sr. Unsec. Nts. , 5/7/20	2,500,000	2,504,923

Financials—31.1%
Capital Markets—2.7%
Goldman Sachs Bank USA (New York), 3.20% Sr. Unsec. Nts.,
6/5/20	2,000,000	2,012,703
Morgan Stanley:
3.247% [US0003M+55] Sr. Unsec. Nts. , 2/10/21[3]	500,000	500,734
5.50% Sr. Unsec. Nts. , 7/24/20	2,200,000	2,269,966
UBS AG (London), 3.175% [US0003M+58] Sr. Unsec. Nts.,
6/8/20[1,3]	1,000,000	1,004,576
UBS AG (Stamford CT), 2.35% Sr. Unsec. Nts. , 3/26/20	2,000,000	1,995,167
		7,783,146

Commercial Banks—26.4%
ABN AMRO Bank NV, 3.002% [US0003M+41] Sr. Unsec. Nts.,
1/19/21[1,3]	2,000,000	2,004,040
Australia & New Zealand Banking Group Ltd. , 3.017%
[US0003M+32] Sr. Unsec. Nts. , 11/9/20[1,3]	1,000,000	1,001,541
Bank of America Corp. , 2.369% [US0003M+66] Sr. Unsec.
Nts. , 7/21/21[3]	1,199,000	1,191,883
Bank of Montreal:
2.10% Sr. Unsec. Nts. , 6/15/20	1,594,000	1,585,699
3.051% [US0003M+44] Sr. Unsec. Nts. , 6/15/20[3]	1,000,000	1,004,230
3.057% [US0003M+46] Sr. Unsec. Nts. , 4/13/21[3]	1,000,000	1,004,779
3.10% Sr. Unsec. Nts. , 4/13/21	1,000,000	1,009,294
3.197% [US0003M+60] Sr. Unsec. Nts. , 12/12/19[3]	1,200,000	1,204,487
Bank of Nova Scotia (The), 3.253% [US0003M+66] Sr. Unsec.
Nts. , 6/14/19[3]	1,500,000	1,501,071
BB&T Corp. , 2.15% Sr. Unsec. Nts. , 2/1/21	800,000	793,580
Branch Banking & Trust Co. , 3.047% [US0003M+45] Sr.
Unsec. Nts. , 1/15/20[3]	1,250,000	1,252,518
Citibank NA:
3.08% [SOFRRATE+60] Sr. Unsec. Nts. , 3/13/21[3]	1,300,000	1,303,624
3.097% [US0003M+50] Sr. Unsec. Nts. , 6/12/20[3]	1,000,000	1,003,390
Cooperatieve Rabobank UA, 2.50% Sr. Unsec. Nts. , 1/19/21	500,000	498,289
DNB Bank ASA, 2.97% [US0003M+37] Sr. Unsec. Nts.,
10/2/20[1,3]	3,000,000	3,006,968
HSBC Bank plc, 4.75% Sr. Unsec. Nts. , 1/19/21[1]	1,306,000	1,350,174
HSBC Holdings plc, 5.10% Sr. Unsec. Nts. , 4/5/21	3,000,000	3,127,297
ING Bank NV, 3.294% [US0003M+61] Sr. Unsec. Nts.,
8/15/19[1,3]	1,250,000	1,252,107

2 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Commercial Banks (Continued)
JPMorgan Chase & Co. :
2.75% Sr. Unsec. Nts. , 6/23/20	$1,500,000	$ 1,501,509
4.95% Sr. Unsec. Nts. , 3/25/20	500,000	510,134
JPMorgan Chase Bank NA, 2.604% [US0003M+28] Sr.
Unsec. Nts. , 2/1/21[3]	1,000,000	998,515
Lloyds Bank plc:
3.229% [US0003M+49] Sr. Unsec. Nts. , 5/7/21[3]	2,500,000	2,502,391
3.30% Sr. Unsec. Nts. , 5/7/21	1,000,000	1,009,583
Mizuho Financial Group, Inc. , 2.632% Sr. Unsec. Nts.,
4/12/21[1]	4,071,000	4,056,120
MUFG Bank Ltd. , 2.75% Sr. Unsec. Nts. , 9/14/20[1]	3,891,000	3,891,107
National Australia Bank Ltd.:
2.954% [US0003M+35] Sr. Unsec. Nts. , 1/12/21[1,3]	2,000,000	2,004,031
3.174% [US0003M+59] Sr. Unsec. Nts. , 1/10/20[1,3]	1,500,000	1,505,466
National Bank of Canada:
3.157% [US0003M+56] Sr. Unsec. Nts. , 6/12/20[3]	2,000,000	2,008,842
3.188% [US0003M+60] Sr. Unsec. Nts. , 1/17/20[3]	2,000,000	2,007,567
Nordea Bank AB:
2.125% Sr. Unsec. Nts. , 5/29/20[1]	2,215,000	2,200,969
3.099% [US0003M+47] Sr. Unsec. Nts. , 5/29/20[1,3]	1,000,000	1,003,699
3.221% [US0003M+62] Sr. Unsec. Nts. , 9/30/19[1,3]	2,000,000	2,004,198
Royal Bank of Canada, 2.826% [US0003M+24] Sr. Unsec.
Nts. , 10/26/20[3]	1,000,000	1,001,474
Skandinaviska Enskilda Banken AB:
3.113% [US0003M+43] Sr. Unsec. Nts. , 5/17/21[1,3]	2,900,000	2,906,795
3.178% [US0003M+57] Sr. Unsec. Nts. , 9/13/19[1,3]	1,000,000	1,001,718
3.25% Sr. Unsec. Nts. , 5/17/21[1]	1,500,000	1,515,293
Societe Generale SA, 2.50% Sr. Unsec. Nts. , 4/8/21[1]	1,500,000	1,487,801
Sumitomo Mitsui Banking Corp. :
2.45% Sr. Unsec. Nts. , 1/16/20	1,300,000	1,297,842
2.514% Sr. Unsec. Nts. , 1/17/20	1,263,000	1,261,715
2.65% Sr. Unsec. Nts. , 7/23/20	1,500,000	1,499,660
2.911% [US0003M+31] Sr. Unsec. Nts. , 10/18/19[3]	1,000,000	1,001,245
Svenska Handelsbanken AB:
2.955% [US0003M+36] Sr. Unsec. Nts. , 9/8/20[3]	3,000,000	3,005,747
3.098% [US0003M+49] Sr. Unsec. Nts. , 9/6/19[3]	1,000,000	1,001,592
3.35% Sr. Unsec. Nts. , 5/24/21	1,000,000	1,011,811
Toronto-Dominion Bank (The), 3.00% Sr. Unsec. Nts. , 6/11/20	1,000,000	1,004,634
US Bank NA (Cincinnati OH), 2.732% [US0003M+14] Sr.
Unsec. Nts. , 10/23/20[3]	2,000,000	2,000,621
Westpac Banking Corp.:
2.65% Sr. Unsec. Nts. , 1/25/21	1,500,000	1,499,035
2.964% [US0003M+28] Sr. Unsec. Nts. , 5/15/20[3]	1,500,000	1,503,396
3.05% Sr. Unsec. Nts. , 5/15/20	1,000,000	1,004,176
		77,303,657

Consumer Finance—2.0%
American Express Co.:
2.913% [US0003M+33] Sr. Unsec. Nts. , 10/30/20[3]	1,000,000	1,001,227

3 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Finance (Continued)
American Express Co. : (Continued)
3.375% Sr. Unsec. Nts. , 5/17/21	$1,000,000	$ 1,012,462
Capital One Financial Corp. , 3.033% [US0003M+45] Sr.
Unsec. Nts. , 10/30/20[3]	2,000,000	2,001,381
Capital One NA, 2.35% Sr. Unsec. Nts. , 1/31/20	2,000,000	1,993,656
		6,008,726

Health Care—0.7%
Pharmaceuticals—0.7%
Pfizer, Inc. , 3.00% Sr. Unsec. Nts. , 9/15/21	2,000,000	2,026,060

Industrials—3.6%
Aerospace & Defense—1.0%
General Dynamics Corp.:
2.875% Sr. Unsec. Nts. , 5/11/20	2,000,000	2,007,187
3.077% [US0003M+38] Sr. Unsec. Nts. , 5/11/21[3]	1,000,000	1,002,781
		3,009,968

Industrial Conglomerates—0.4%
3M Co. , 3.00% Sr. Unsec. Nts. , 9/14/21	1,000,000	1,013,385

Machinery—2.2%
Caterpillar Financial Services Corp.:
2.841% [US0003M+23] Sr. Unsec. Nts. , 3/15/21[3]	1,500,000	1,501,989
2.95% Sr. Unsec. Nts. , 5/15/20	1,000,000	1,002,852
John Deere Capital Corp.:
2.837% [US0003M+24] Sr. Unsec. Nts. , 3/12/21[3]	1,500,000	1,500,783
2.875% Sr. Unsec. Nts. , 3/12/21	1,500,000	1,507,699
3.125% Sr. Unsec. Nts. , 9/10/21	1,000,000	1,011,303
		6,524,626

Information Technology—1.5%
IT Services—1.5%
Western Union Co. (The), 3.463% [US0003M+80] Sr. Unsec.
Nts. , 5/22/19[3]	4,300,000	4,301,704

Telecommunication Services—0.9%
Diversified Telecommunication Services—0.9%
Deutsche Telekom International Finance BV, 1.50% Sr. Unsec.
Nts. , 9/19/19[1]	2,500,000	2,486,952
Total Corporate Bonds and Notes (Cost $129,871,267)		130,481,499

Short-Term Notes—47.5%
Aerospace & Defense—3.2%
Northrop Grumman Corp.:
2.706%, 5/15/19[1,4,5]	3,200,000	3,196,487
2.961%, 5/22/19[1,4,5]	800,000	798,689

4 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Aerospace & Defense (Continued)
United Technologies Corp. , 2.725%, 5/15/19[1,4,5]	$5,400,000	$ 5,394,049
		9,389,225

Chemicals—7.1%
Air Liquide US LLC, 2.686%, 5/23/19[1,4,5]	4,000,000	3,993,739
Albemarle Corp. :
2.704%, 5/13/19[1,4,5]	1,400,000	1,398,549
2.716%, 5/21/19[1,4,5]	4,000,000	3,993,282
Cabot Corp. :
2.673%, 5/8/19[1,4,5]	400,000	399,767
2.736%, 5/28/19[1,4,5]	4,900,000	4,889,744
Eastman Chemical Co. , 2.686%, 5/7/19[4,5]	3,000,000	2,998,469
Omnicom Capital, Inc. , 2.736%, 5/29/19[1,4,5]	3,000,000	2,993,489
		20,667,039

Commercial Services & Supplies—0.7%
Waste Management, Inc. , 2.706%, 5/8/19[1,4,5]	2,000,000	1,998,837

Computers & Peripherals—1.4%
NetApp, Inc. , 2.706%, 5/24/19[1,4,5]	4,000,000	3,992,824

Containers & Packaging—1.1%
Intl Paper Co. :
2.676%, 5/8/19[1,4,5]	3,000,000	2,998,248
2.714%, 5/1/19[1,4,5]	400,000	399,971
		3,398,219

Diversified Telecommunication Services—1.5%
AT&T, Inc.:
2.902%, 5/28/19[1,4,5]	1,450,000	1,446,965
3.093%, 5/30/19[1,4,5]	3,000,000	2,993,263
		4,440,228

Electric Utilities—8.3%
Alliant Energy Corp. , 2.681%, 5/2/19[5]	5,000,000	4,999,277
Commonwealth Edison Co. :
2.714%, 5/21/19[4,5]	4,000,000	3,993,749
2.756%, 5/30/19[4,5]	1,500,000	1,496,631
Duke Energy Corp. , 2.859%, 8/16/19[1,4,5]	2,000,000	1,982,906
Eversource Energy, 2.722%, 5/8/19[4,5]	1,000,000	999,405
Nextera Energy Capital Holdings:
2.764%, 6/28/19[1,4,5]	1,400,000	1,393,706
2.785%, 7/8/19[1,4,5]	2,600,000	2,586,201
NextEra Energy Capital Holdings, 2.759%, 5/6/19[1,4,5]	1,400,000	1,399,388
Southern Company Funding Corp. :
2.702%, 5/6/19[1,4,5]	1,828,000	1,827,201
2.704%, 5/13/19[4,5]	3,500,000	3,496,663
		24,175,127

5 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services—1.8%
TransCanada PipeLine Ltd.:
2.736%, 5/24/19[1,4,5]	$800,000	$ 798,565
2.789%, 5/21/19[1,4,5]	600,000	599,059
2.828%, 6/24/19[1,4,5]	4,000,000	3,983,286
		5,380,910

Health Care Providers & Services—1.7%
McKesson Corp. :
2.652%, 5/1/19[1,4,5]	2,000,000	1,999,855
2.662%, 5/3/19[1,4,5]	2,900,000	2,899,368
		4,899,223

Hotels, Restaurants & Leisure—1.7%
Marriott International, Inc.:
2.736%, 5/10/19[1,4,5]	4,000,000	3,997,076
2.755%, 5/1/19[1,4,5]	1,000,000	999,928
		4,997,004

Household Durables—1.8%
Mohawk Industries, Inc.:
2.706%, 5/8/19[1,4,5]	1,000,000	999,416
2.718%, 5/10/19[1,4,5]	3,700,000	3,697,295
2.726%, 5/15/19[1,4,5]	500,000	499,449
		5,196,160

Household Products—1.7%
Clorox Co. , 2.756%, 5/7/19[1,4,5]	5,000,000	4,997,545

Industrial Conglomerates—0.1%
Johnson Controls International plc, 2.701%, 5/1/19[1,4,5]	200,000	199,986

Leasing & Factoring—0.2%
Hitachi Capital America Corp. , 2.767%, 5/13/19[5]	650,000	649,381

Media—0.1%
Interpublic Group of Cos, Inc. (The), 2.776%, 5/16/19[1,4,5]	250,000	249,706

Metals & Mining—1.7%
Glencore Funding:
2.976%, 5/13/19[4,5]	1,700,000	1,698,328
3.273%, 5/16/19[4,5]	3,400,000	3,395,881
		5,094,209

Multi-Utilities—1.7%
Southwestern Public Service Co. , 2.702%, 5/2/19[4,5]	5,000,000	4,999,275

Oil, Gas & Consumable Fuels—1.7%
ENI Finance USA, Inc.:
2.725%, 5/24/19[4,5]	923,000	921,356

6 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
ENI Finance USA, Inc. : (Continued)
2.80%, 7/29/19[4,5]	$1,600,000	$1,588,940
2.83%, 7/10/19[4,5]	2,500,000	2,486,525
		4,996,821

Specialty Retail—1.7%
Altria Group, Inc. , 2.693%, 5/6/19[5]	5,000,000	4,997,824

Telephone Utilities—4.7%
Bell Canada, Inc.:
2.898%, 8/8/19[4,5]	4,000,000	3,969,133
3.059%, 7/8/19[4,5]	600,000	596,836
Telus Corp. , 3.013%, 5/1/19[1,5]	4,000,000	3,999,710
Verizon Communications, Inc.:
2.703%, 5/14/19[4,5]	1,500,000	1,498,458
2.707%, 6/4/19[4,5]	4,000,000	3,989,492
		14,053,629

Tobacco—1.7%
BAT International Finance plc:
2.786%, 5/3/19[4,5]	800,000	799,826
2.881%, 7/30/19[4,5]	4,000,000	3,971,426
2.897%, 7/2/19[4,5]	250,000	248,795
		5,020,047

Transportation Infrastructure—1.9%
Ryder System, Inc.:
2.696%, 5/22/19[5]	2,950,000	2,945,151
2.706%, 5/9/19[5]	500,000	499,671
2.706%, 5/24/19[5]	2,000,000	1,996,412
		5,441,234
Total Short-Term Notes (Cost $139,238,799)		139,234,453
Total Investments, at Value (Cost $285,771,341)	97.8%	286,394,652
Net Other Assets (Liabilities)	2.2	6,560,773
Net Assets	100.0%	$292,955,425

Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of
1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $126,614,054 or 43.22% of the Fund's net assets at period end.
2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
3. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $119,147,027 or 40.67% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
5. Current yield as of period end.

7 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts as of April 30, 2019
Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	Contracts	(000's)	Value	(Depreciation)
United States
Treasury Nts.,
2 yr.	Sell	6/28/19	200	USD 42,470	$42,601,562	$ (131,554)
Glossary:

Definitions
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

8 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Ultra-Short Duration Fund* (the “Fund”) is an open-ended diversified management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Ultra-Short
Duration Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds).

9 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:
Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 16,678,700	$ —	$ 16,678,700

10 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Investments, at Value: (Continued)
Corporate Bonds and Notes	$—	$ 130,481,499	$ —	$ 130,481,499
Short-Term Notes	—	139,234,453	—	139,234,453
Total Assets	$—	$ 286,394,652	$ —	$ 286,394,652

Liabilities Table
Other Financial Instruments:
Futures contracts	$(131,554)	$ —	$ —	$ (131,554)
Total Liabilities	$(131,554)	$ —	$ —	$ (131,554)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$1,999,861

11 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options.
In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”)
transaction, or through a securities or futures exchange and cleared through a clearinghouse.

12 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)
    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund.Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments
(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Statement of Investments.
Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of
Operations in the annual and semiannual reports at the closing or expiration of futures

13 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)
contracts.
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of
$66,441,582 on futures contracts sold.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund.The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

6. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset

14 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Subsequent Event (Continued)
Management (India) Private Limited and OppenheimerFunds, Inc.

15 INVESCO OPPENHEIMER ULTRA-SHORT DURATION FUND